LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2018 CAD ($)
2019
Principal repayments of long-term debt
Principal amount	$ 56.6
2020
Principal repayments of long-term debt
Principal amount	448.1
2022
Principal repayments of long-term debt
Principal amount	1,091.0
2023
Principal repayments of long-term debt
Principal amount	2,401.2
2024 and thereafter
Principal repayments of long-term debt
Principal amount	$ 2,411.3